Employee Benefit Plans	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Employee Benefit Plans

17. Employee Benefit Plans

Nucor makes contributions to a Profit Sharing and Retirement Savings Plan for qualified employees based on the profitability of the Company. Nucor’s expense for these benefits totaled $169.4 million in 2017 ($129.0 million in 2016 and $60.5 million in 2015). The related liability for these benefits is included in salaries, wages and related accruals in the consolidated balance sheets.

Nucor also has a medical plan covering certain eligible early retirees. The unfunded obligation, included in deferred credits and other liabilities in the consolidated balance sheets, totaled $25.1 million at December 31, 2017 ($20.4 million at December 31, 2016). The expense associated with this early retiree medical plan totaled $2.2 million in 2017 ($0.6 million in 2016 and $1.1 million in 2015).

The discount rate used was 3.6% in 2017 (4.2% in 2016 and 4.4% in 2015). The health care cost increase trend rate used was 6.6% in 2017 (6.8% in 2016 and 7.1% in 2015). The health care cost increase in the trend rate is projected to decline gradually to 4.5% by 2037.